Loans Receivable And Allowance For Credit Losses (LTV And Credit Score Information For Originated And Purchased One-To Four-Family Loans And Originated Consumer Home Equity Loans) (Details)	Sep. 30, 2013 item	Sep. 30, 2012 item
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	760	761
Weighted average LTV	64.00%	64.00%
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	762	763
Weighted average LTV	65.00%	65.00%
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	747	749
Weighted average LTV	67.00%	67.00%
Consumer - Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Weighted average credit score	746	747
Weighted average LTV	19.00%	19.00%